Consolidated Statement of Cash Flows - USD ($) $ in Millions		3 Months Ended			9 Months Ended
		Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement of cash flows [abstract]
Income/(loss) for the period	[1]	$ 6,041	$ 6,188	$ 4,212	$ 18,260	$ 9,498
Adjustment for:
Current tax		2,694	2,808	1,734	7,671	5,124
Interest expense (net)		690	734	839	2,161	2,548
Depreciation, depletion and amortisation		5,198	5,359	6,408	15,891	20,427
Exploration well write-offs	[2]	149	46	47	304	356
Net (gains)/losses on sale and revaluation of non-current assets and businesses		(163)	(1,568)	(459)	(2,338)	(321)
Share of (profit)/loss of joint ventures and associates		(1,000)	(716)	(1,062)	(2,755)	(3,191)
Dividends received from joint ventures and associates		1,374	1,244	1,082	3,368	3,351
(Increase)/decrease in inventories		(1,693)	(3,459)	(1,237)	(4,871)	(711)
(Increase)/decrease in current receivables	[2]	(2,722)	(3,061)	(3,816)	(6,466)	(33)
Increase/(decrease) in current payables	[2]	1,788	4,374	3,776	5,678	366
Derivative financial instruments	[2]	560	(624)	(1,076)	(827)	(899)
Deferred tax, retirement benefits, decommissioning and other provisions	[2]	711	634	(1,319)	1,294	(4,467)
Other	[2]	299	156	(31)	467	269
Tax paid	[3]	(1,834)	(2,615)	(1,516)	(6,773)	(3,942)
Cash flow from operating activities		12,092	9,500	7,582	31,064	28,375
Capital expenditure		(5,800)	(5,275)	(5,018)	(15,864)	(14,984)
Investments in joint ventures and associates		(78)	(179)	(42)	(672)	(393)
Proceeds from sale of property, plant and equipment and businesses		231	1,422	236	2,400	5,942
Proceeds from sale of joint ventures and associates		935	163	874	1,119	1,956
Interest received		236	210	237	602	567
Other	[3],[4]	394	3,688	(199)	4,068	(452)
Cash flow from investing activities		(4,082)	29	(3,912)	(8,347)	(7,364)
Net increase/(decrease) in debt with maturity period within three months		(155)	(2,968)	(544)	(416)	(1,412)
Other debt:
New borrowings		424	123	29	788	640
Repayments		(2,260)	(3,582)	(2,702)	(7,232)	(7,617)
Interest paid		(864)	(895)	(858)	(2,648)	(2,710)
Change in non-controlling interest		(1)	0	279	673	287
Cash dividends paid to:
Royal Dutch Shell plc shareholders		(3,949)	(3,886)	(3,016)	(11,806)	(8,611)
Non-controlling interest		(134)	(228)	(113)	(486)	(309)
Repurchases of shares		(1,414)	0	0	(1,414)	0
Shares held in trust: net sales/(purchases) and dividends received		(2)	(192)	(221)	(1,088)	(274)
Cash flow from financing activities		(8,355)	(11,628)	(7,146)	(23,629)	(20,006)
Currency translation differences relating to cash and cash equivalents		(11)	(360)	183	(288)	564
Increase/(decrease) in cash and cash equivalents		(356)	(2,459)	(3,293)	(1,200)	1,569
Cash and cash equivalents at beginning of period		19,468	21,927	23,992	20,312	19,130
Cash and cash equivalents at end of period		$ 19,112	$ 19,468	$ 20,699	$ 19,112	$ 20,699

[1]	See Note 2 "Segment information".
[2]	Prior period comparatives within Cash flow from operating activities have been revised to conform with current year presentation. See Note 7 "Change in presentation of Consolidated Statement of Cash Flows".
[3]	With effect from the third quarter 2018, tax paid on divestments has been reclassified from Cash flow from operating activities to Cash flow from investing activities. 2018 comparatives have been revised to conform with this presentation change, with a cash outflow of $45 million reclassified from "Tax paid" to "Other" (all related to first quarter 2018). No revision was made for prior years.
[4]	Second quarter 2018 includes $3,307 million from the sale of shares in Canadian Natural Resources Limited, which were received in connection with the oil sands divestment.